Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

9. Related Party Transactions

Cognate BioServices

In April, 2011, the Company entered into a new service agreement with Cognate Therapeutics, Inc. (“Cognate”), a contract manufacturing and services organization in which Toucan Capital has a majority interest. In addition, two of the principals of Toucan Capital are members of Cognate’s board of directors and Linda Powers who is a director of Cognate and managing director of Toucan Capital is Chairperson of the Company’s Board of Directors and Chief Executive Officer of the Company. This agreement replaces the agreement dated May 17, 2007 between the Company and Cognate, which had expired. Under the service agreement, the Company agreed to continue to utilize Cognate’s services, for certain consulting and manufacturing services to the Company for its ongoing DCVax®-Brain Phase III clinical trial. The scope of services are comparable to the prior agreement, and the structure and process for payments are simplified. Under the terms of the current agreement the Company pays Cognate a monthly facility fee and a fixed fee (in lieu of cost-plus charges) for each patient in the study, subject to specified minimum number of patients per month, plus charges for certain patient and product data services if such services are requested by the Company. The current service agreement will expire on March 31, 2016.

During the three months ended September 30, 2012 and 2011, the Company recognized approximately $3.9 million and $2.4 million, respectively, of research and development costs related to these service agreements. During the nine months ended September 30, 2012 and 2011, the Company recognized approximately $9.9 million and $5.8 million, respectively, of research and development costs related to these service agreements. As of September 30, 2012 and December 31 2011, the Company owed Cognate approximately $4.8 million and $0.6 million, respectively.

During 2009, the Company and Cognate agreed that some or most of the accounts payable owed by the Company to Cognate, will be converted into shares of common stock instead of paid in cash. The conversion price and terms will be no less favorable than the conversion price and terms applied to any other creditor of the Company. The Company will recognize the value of common stock issued in excess of the amount of accounts payable converted, if any, as a charge to operations when the conversion takes place.

Toucan Capital and Toucan Partners

In accordance with a recapitalization agreement between the Company and Toucan Capital, as amended, pursuant to which Toucan Capital agreed to recapitalize the Company by making loans to the Company, Toucan Capital, Toucan Partners and Linda Powers paid certain of the Company’s operating costs on the Company’s behalf. Pursuant to the terms of the Conversion Agreement discussed above, the recapitalization agreement ended in late 2007. Subsequent to the ending of the recapitalization agreement, Toucan Capital continued to pay certain of the Company’s operating costs, including, among others, fees and costs for the CRO (contract research organization) managing the Company’s clinical trials, legal fees and filing fees for the Company’s patents, equipment and supplies, rent, payroll for personnel, travel expenses and other costs for the Company’s operations, product pipeline and international expansion efforts.

During 2009, the Company agreed with Toucan Capital, Toucan Partners and Linda Powers that some or all of the payables owed by the Company to these parties for expense reimbursements will be converted into shares of common stock instead of paid in cash. The conversion price and terms will be no less favorable than the conversion price and terms applied to any other creditor of the Company.

In November 2012, the Company agreed to reimburse Toucan for $4.6 million of these expenses previously incurred by Toucan for the Company. Toucan agreed to receive such reimbursement in the form of stock rather than cash. Pursuant to the prior agreement of the parties, Toucan was entitled to receive conversion terms no less favorable that had been provided to any non-affiliated creditor; however, Toucan agreed instead to accept the median terms provided to non-affiliated creditors over the preceding six months. The reimbursements are payable in approximately 1.7 million shares of common stock and 0.8 million warrants. The reimbursement and the conversion terms were approved by the Company’s Board of Directors. The Company will recognize the fair value of the common stock and warrants to the extent, if any that they are in excess of the $4.6 million of accrued expenses, as a charge to operations. The reimbursements of these expenses were accrued as of September 30, 2012. Accordingly, accounts payable to Toucan amounted to $4.6 million at September 30, 2012 and $0.6 million at December 31, 2011.

In November, 2011, Toucan provided the collateral required by an unrelated investor for a loan of $2 million to the Company. The investor required that Toucan place in escrow, as collateral to secure repayment of the loan and accumulated interest, approximately 406,250 million shares of common stock of the Company owned by Toucan. Toucan placed such shares in escrow as required. The investor’s loan had a maturity of six months, expiring in May, 2012. The Company did not repay the investor’s loan at its maturity, and had not repaid the loan as of the date of this report. The investor has continued to retain Toucan’s shares of Company stock as security for the loan. In August, 2012, the Company agreed to indemnify and compensate Toucan for providing the loan collateral by issuing to Toucan warrants equal to fifty percent of the number of shares provided as collateral by Toucan, with an exercise price of $6.40 and an exercise term of five years. The Company recorded additional expenses of $0.8 million and issued 203,125 warrants during the 3rd quarter of 2012 related to this transaction.

The Company terminated its sub-lease of office space with Toucan Capital on December 31, 2009. Under the sub-lease, the Company was responsible for its portion of the lease obligations with the landlord, on a straight pass-through basis. Those obligations included rent payments to the landlord for the remaining unused term of the lease. Pursuant to an extended payment arrangement with the landlord, those payments are to be made over a number of years. The Company's obligation will be approximately $127,000 in 2012.

Notes Payable — Related Parties

Al Rajhi converted the note payable with a principal balance of $2,523,201 into 4,426,670 shares of common stock on February 9, 2012.

The Company received proceeds of $1.3 million in connection with issuing a convertible note to Toucan Partners in July, 2007. The note carried ten percent original issue discount and an interest rate of ten percent. The note is convertible at a fixed price of $3.20 per share. The note had a 2-year maturity, and was due in July 2011. The note carried one hundred percent warrant coverage, with the warrants exercisable at the same price as the conversion price, and an exercise period of five years. The Company did not repay the note at its maturity and the note was still outstanding as of September 30, 2012. The Company and Toucan have agreed to extensions on the same terms as extensions have been provided to unrelated investors whose notes have not been repaid.

The Company received proceeds of $1.5 million in connection with issuing a convertible note to Toucan Partners on February 9, 2012. The note carried 100% warrant coverage. The exercise price of the warrants is $6.40. The note is unsecured, but will become secured if the Company enters into any secured financing or if there is an event of default, as defined. The note is payable on demand with 14 days written notice and carried an original issue discount of 10% and a one-time interest charge of 10%. The conversion price of the note is 95% of the average of the lowest five days’ closing prices of the Company's common stock in the twenty trading days prior to conversion.

The Company received proceeds of $1.3 million in connection with issuing unsecured convertible notes to Toucan Partners on dates between January 3, 2012 and March 6, 2012. The notes carried 100% warrant coverage. The exercise price of the warrants is $6.40. The notes are payable on demand with between 7 and 14 days written notice and carried an original issue discount of 10% and a one-time interest charge of 10%. The conversion prices of the notes are 95% of the average of the lowest five days’ closing prices of the Company's common stock in the twenty trading days prior to conversion.

The Company received proceeds of $0.7 million from an operational loan from Artecel, Inc. in 2011. Artecel is controlled by Toucan Capital. Repayment terms as well as warrant coverage were agreed in August 2012. The note carries original issue discount of ten percent, an interest rate of ten percent, and a nine-month maturity. The note is convertible at 90% of the average of the lowest five days’ closing prices of the Company’s common stock in the twenty trading days prior to conversion. The note carries 100% warrant coverage. The warrants have an exercise price of $6.40, and an exercise period of five years. The Company and Artecel have entered into three extensions of this note. In consideration of the extensions, the Company agreed to issue warrants to Artecel on the same basis as warrants have been issued to unrelated investors for note extensions.

Other Related Parties

The Company received proceeds of $0.2 million in connection with issuing an unsecured convertible note to an officer of the Company on January 3, 2012. The notes carried 100% warrant coverage. The exercise price of the warrants is $6.40, and the exercise period is 5 years. The note is payable on demand with 7 days written notice and carried an original issue discount of 10% and a one-time interest charge of 10%. The conversion price of the note is 95% of the average of the lowest five days’ closing prices of the Company's common stock in the twenty trading days prior to conversion.

The Company received proceeds of $0.3 million in connection with issuing an unsecured convertible demand note to an officer of the Company on June 29, 2012. The conversion price was $5.28 and the interest rate was 10%. The notes carried 100% warrant coverage. The exercise price is $5.60 and the exercise period of the warrants is five years.

During 2010, 2011 and 2012 year to date, a Board member of the Company arranged multiple financings for the Company, totaling approximately $8.0 million. The Company agreed to compensate the Board member at a rate below the usual fees of investment banks for such transactions, by paying the Board member 63 thousand shares of common stock valued at $0.3 million during the third quarter of 2012.

During 2008, 2009 and 2010, the Company received approximately $1.0 million in proceeds in connection with issuing unsecured notes. The fixed conversion fixed prices range from $3.20 to $8.00 and interest rates range from 6% to 12%.

(7) Related Party Transactions

(a) Notes Payable to Related Parties

Convertible promissory notes have been issued to Toucan Capital and Toucan Partners. As of December 31, 2010 all of the notes issued prior to December 31, 2008 have either been converted or repaid.

In June and July 2009 we entered into Loan Agreements and Promissory Notes with Toucan Partners for an aggregate of $1,300,000 with a term of two years at 6% interest. $150,000 of the principal under this note was converted into 46,875 shares of common stock on October 1, 2011.

In September 2010 we entered into Convertible Loan Agreements and Promissory Notes with Toucan Partners for an aggregate of $900,000 with a term of sixty days at 6% interest. The loan was repaid in 2010.

Toucan Partners loaned the company $500,000 on March 31, 2011 under the terms of a convertible promissory note with a 10% OID and a 10% onetime interest charge. Toucan Partners converted the principal and accrued interest under the note into 126,042 shares of common stock in 2011.

On December 29, 2011 we entered into a Convertible Loan Agreement and Promissory Notes with Toucan Partners for an aggregate of $100,000 with an OID of 10% and one time interest charge of 10%. Warrants to purchase 15,625 shares of common stock at an exercise price of $6.40 were issued in connection with the note.

Notes payable to related parties are more fully described in Note (9).

(b) Cognate Agreement

During the quarter ended June 30, 2011, the Company entered into a new service agreement with Cognate Therapeutics, Inc. (“Cognate”), a contract manufacturing and services organization in which Toucan Capital has a majority interest. In addition, two of the principals of Toucan Capital are members of Cognate’s Board of Directors and Linda Powers who is a director of Cognate and managing director of Toucan Capital is Chairperson of the Company’s Board of Directors and Chief Executive Officer of the Company. This agreement replaces the agreement dated May 17, 2007 between the Company and Cognate, which had expired. Under the service agreement, the Company agreed to continue to utilize Cognate’s services, for certain consulting and manufacturing services to the Company for its ongoing DCVax®-Brain Phase II clinical trial. The scope of services and the economics are comparable to the prior agreement, and the structure and process for payments are simplified. Under the terms of the new agreement the Company will pay Cognate a monthly facility fee and a fixed fee (in lieu of cost-plus charges) for each patient in the study, subject to specified minimum number of patients per month, plus charges for certain patient and product data services if such services are requested by the Company. The current service agreement expires on March 31, 2016. Additionally the Company has agreed to reimburse Cognate for enrollment ramp up costs, foreign program costs and costs of facilities and equipment dedicated to Company programs (which were also previously reimbursable). The amount of ramp up costs during 2011 was $275,000.

On November 23, 2011, the Company and Cognate executed the conversion of $9.2 million dollars of amounts owed by the Company to Cognate Bioservices, Inc. into 2.875 million shares of common stock, using the agreed upon conversion rate of $3.20 per share. The Company recognized a loss on conversion of $7.8 million, which was the difference between the market value of the shares and the carrying amount of the liability. The Company and Cognate are continuing to negotiate the repayment terms of the outstanding balance owed by the Company.

During the years ending December 31, 2010 and 2011, respectively, the Company recognized approximately $7.8 million and $4.7 million of research and development costs related to these service agreements. As of December 31, 2010 and 2011, the Company owed Cognate approximately $10.2 and $0.6 million, respectively.

(c) Toucan Capital

In accordance with a recapitalization agreement dated April 26, 2004 between the Company and Toucan Capital, as amended and restated on July 30, 2004 and further amended ten times between October 22, 2004 and November 14, 2005, pursuant to which Toucan Capital agreed to recapitalize the Company by making loans to the Company, the Company accrued and paid certain legal and other administrative costs on Toucan Capital’s behalf. Pursuant to the terms of the Conversion Agreement discussed above, the recapitalization agreement was terminated on June 22, 2007. Subsequent to the termination of the recapitalization agreement, Toucan Capital continues to incur costs on behalf of the Company. These costs primarily relate to consulting costs and travel expenses incurred in support of the Company’s international expansion efforts. In addition, since July 1, 2007 the Company has accrued and recorded rent expense due to Toucan Capital Corp. an affiliate of Toucan Capital for its office space in Bethesda, Maryland.

During the years ending December 31, 2010 and 2011, respectively, the Company recognized approximately $0.9 million and $0.5 million of general and administrative costs related to this recapitalization agreement, rent expense, as well as legal, travel and other costs incurred by Toucan Capital, Toucan Partners and Linda Powers on the Company’s behalf. At December 31, 2010 and 2011, accrued expenses payable to Toucan Capital and related parties amounted to $1.5 million and $0.6 million, respectively, and are included as part of accounts payable to related parties in the accompanying consolidated balance sheets.

Also during 2009, the Company agreed with Toucan Capital, Toucan Partners and Linda Powers that a portion of the accrued expenses owed by the Company to these parties for certain expense reimbursements will be converted into shares of common stock instead of paid in cash. Toucan Capital, Toucan Partners and Linda Powers have paid certain expenses on behalf of the Company. The parties agreed that these accrued expenses will be converted into common stock at a conversion rate equal to the price per share paid by unrelated investors at that time, and no less favorable than the conversion rate applied to any other creditor of the Company ($3.20 per share). The parties are in the process of determining the amounts of unbilled accrued expenses. The impact of the conversion will result in a reduction of liabilities for the amount converted. In addition, the Company will recognize the value of common stock issued in excess of the amount of the accrued expenses converted, if any, as a charge to operations when the conversion takes place. Finalization of these arrangements is in process.

On March 21, 2008, the Company executed a Sublease Agreement (the “Sublease Agreement”) with Toucan Capital for the space the Company used as its headquarters at 7600 Wisconsin Avenue, Suite 750, Bethesda, Maryland. The Sublease Agreement is effective as of July 1, 2007 and expires on October 31, 2016, unless sooner terminated according to its terms. The Company was and remains obligated to pay operating expenses allocable to the subleased premises under Toucan Capital master lease. Effective November 30, 2009, the Sublease was terminated in connection with termination and buyout of the overall lease of this space. (The overall lease and the Company’s Sublease had 7 years left to run at that time). The termination and buyout did not require any lump sum exit payment. Instead, it requires a partial payout over several years. The Company's obligation will be approximately $127,000 in 2012. There are no amounts due after 2012. The Company and Artecel are have not yet agreed to repayment terms.

(d) Artecel

During 2011, the Company received an operational loan from an entity controlled by Toucan Capital. Artecel, a stem cell research company, provided the Company with $734,000 to be used as funding for ongoing clinical trials.